8. REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfRevenueLineItems [Line Items]
Revenue	$ 2,836	$ 2,920	$ 2,175
Generation
DisclosureOfRevenueLineItems [Line Items]
Revenue	819	604	351
Generation | Energy sales to the Spot Market
DisclosureOfRevenueLineItems [Line Items]
Revenue	251	274	231
Generation | Energy sales by supply contracts
DisclosureOfRevenueLineItems [Line Items]
Revenue	285	278	114
Generation | Fuel self-supply
DisclosureOfRevenueLineItems [Line Items]
Revenue	281	51	4
Generation | Other sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	2	1	2
Distribution
DisclosureOfRevenueLineItems [Line Items]
Revenue	1,502	1,484	1,050
Distribution | Energy sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	1,496	1,477	1,042
Distribution | Right of use of poles
DisclosureOfRevenueLineItems [Line Items]
Revenue	5	5	6
Distribution | Connection and reconnection charges
DisclosureOfRevenueLineItems [Line Items]
Revenue	1	2	2
Oil and gas
DisclosureOfRevenueLineItems [Line Items]
Revenue	174	458	443
Oil and gas | Other sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	3	4	25
Oil and gas | Oil, Gas and liquid sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	171	454	418
Holding and others
DisclosureOfRevenueLineItems [Line Items]
Revenue	20	338	314
Holding and others | Other sales
DisclosureOfRevenueLineItems [Line Items]
Revenue		36	17
Holding and others | Technical assistance services and administartion sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	20	36	17
Petrochemicals
DisclosureOfRevenueLineItems [Line Items]
Revenue	321	2,920	2,175
Petrochemicals | Petrochemicals sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	$ 321	$ 338	$ 314